PROPERTY, PLANT AND EQUIPMENT (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Property Plant And Equipment And Investment Properties [Abstract]
Rental income	£ 213	£ 229
Direct operating expense from investment property	24	26
Capital expenditure contracted for but not recognised	21	65
Contingent rents recognised as income, classified as operating lease	0	0
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	£ 71	£ 109